As filed with the Securities and Exchange Commission on October 12, 2017

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number 811-22842

FORUM FUNDS II
Three Canal Plaza, Suite 600
Portland, Maine 04101

Jessica Chase, Principal Executive Officer
Three Canal Plaza, Suite 600
Portland, Maine 04101
207-347-2000

Date of fiscal year end: February 28

Date of reporting period: March 1, 2017 – August 31, 2017
ITEM 1. REPORT TO STOCKHOLDERS.

NORTHWOOD SECURITIES

NWS INTERNATIONAL PROPERTY FUND
NWS GLOBAL PROPERTY FUND

Semi-Annual Report
August 31, 2017
(Unaudited)

NWS INTERNATIONAL PROPERTY FUND SCHEDULE OF INVESTMENTS AUGUST 31, 2017

Shares	Security Description	Value
Common Stock - 93.0%
Australia - 10.6%
100,500	Mirvac Group REIT	$185,351
50,370	Stockland REIT	177,384
36,270	The GPT Group REIT	144,164
46,400	Vicinity Centres REIT	96,640
		603,539
China - 7.2%
58,000	China Overseas Land & Investment, Ltd.	202,703
28,000	China Resources Land, Ltd.	87,480
132,992	KWG Property Holding, Ltd.	120,998
		411,181
France - 8.4%
6,800	Carmila REIT	189,829
320	Gecina SA REIT	49,866
5,860	Klepierre SA REIT	236,139
		475,834
Germany - 4.0%
4,680	ADO Properties SA (a)	228,117
Hong Kong - 16.6%
13,500	Hongkong Land Holdings, Ltd.	100,035
35,000	Hysan Development Co., Ltd.	161,901
57,000	Kerry Properties, Ltd.	225,793
127,303	New World Development Co., Ltd.	174,059
17,000	Sun Hung Kai Properties, Ltd.	283,705
		945,493
Japan - 17.4%
5,500	Aeon Mall Co., Ltd.	98,858
7,800	Daiwa House Industry Co., Ltd.	272,948
11,000	Mitsui Fudosan Co., Ltd.	237,941
8,000	Sumitomo Realty & Development Co., Ltd.	242,107
23,000	Tokyu Fudosan Holdings Corp.	137,245
		989,099
Netherlands - 3.8%
850	Unibail-Rodamco SE REIT	216,088
Singapore - 6.6%
68,000	CapitaLand, Ltd.	189,564
21,600	City Developments, Ltd.	186,538
		376,102
Spain - 4.0%
16,566	Merlin Properties Socimi SA REIT	228,271
Sweden - 2.3%
6,400	Fabege AB	128,391
Thailand - 3.5%
61,300	Central Pattana PCL, NVDR	132,920
224,200	Land & Houses PCL, NVDR	65,494
		198,414
Shares	Security Description	Value
United Kingdom - 8.6%
13,963	Great Portland Estates PLC REIT	$109,326
8,300	Land Securities Group PLC REIT	108,401
15,500	Segro PLC REIT	107,832
13,000	The UNITE Group PLC REIT (b)	116,495
15,100	Urban & Civic PLC	49,791
		491,845
Total Common Stock (Cost $4,673,627)		5,292,374
Total Investments - 93.0% (Cost $4,673,627)*		$5,292,374
Other Assets & Liabilities, Net – 7.0%		400,272
Net Assets – 100.0%		$5,692,646

NVDR	Non-Voting Depositary Receipt
PCL	Public Company Limited
PLC	Public Limited Company
REIT	Real Estate Investment Trust
(a)	Security exempt from registration under Rule 144A under the Securities Act of 1933. At the period end, the value of these securities amounted to $228,117 or 4.0% of net assets.
(b)	Non-income producing security.

*  Cost for federal income tax purposes is substantially the same as for financial statement purposes and net unrealized appreciation consists of:
Gross Unrealized Appreciation	$785,787
Gross Unrealized Depreciation	(167,040)
Net Unrealized Appreciation	$618,747

The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in Note 2 of the accompanying Notes to Financial Statements.
The following is a summary of the inputs used to value the Fund's investments as of August 31, 2017.

Valuation Inputs	Investments in Securities
Level 1 - Quoted Prices	$5,292,374
Level 2 - Other Significant Observable Inputs	-
Level 3 - Significant Unobservable Inputs	-
Total	$5,292,374

The Level 1 value displayed in this table is Common Stock. Refer to this Schedule of Investments for a further breakout of each security by country.
The Fund utilizes the end of period methodology when determining transfers. There were no transfers among Level 1, Level 2 and Level 3 for the period ended August 31, 2017.

See Notes to Financial Statements.	1

NWS INTERNATIONAL PROPERTY FUND SCHEDULE OF INVESTMENTS AUGUST 31, 2017

PORTFOLIO HOLDINGS
% of Net Assets
Australia	10.6%
China	7.2%
France	8.4%
Germany	4.0%
Hong Kong	16.6%
Japan	17.4%
Netherlands	3.8%
Singapore	6.6%
Spain	4.0%
Sweden	2.3%
Thailand	3.5%
United Kingdom	8.6%
Other Assets & Liabilities, Net	7.0%
100.0%

See Notes to Financial Statements.	2

NWS INTERNATIONAL PROPERTY FUND STATEMENT OF ASSETS AND LIABILITIES AUGUST 31, 2017

ASSETS
. Total investments, at value (Cost $4,673,627)	$5,292,374
Cash	404,900
Foreign currency (Cost $5)	5
Receivables:
Investment securities sold	5,697
Dividends and interest	22,843
From investment adviser	10,707
Prepaid expenses	6,963
Total Assets	5,743,489

LIABILITIES
Payables:
Investment securities purchased	11,393
Foreign capital gains tax payable	7,838
Accrued Liabilities:
Trustees' fees and expenses	45
Fund services fees	8,593
Other expenses	22,974
Total Liabilities	50,843

NET ASSETS	$5,692,646

COMPONENTS OF NET ASSETS
Paid-in capital	$5,511,430
Distributions in excess of net investment income	(191,778)
Accumulated net realized loss	(238,227)
Net unrealized appreciation	611,221
NET ASSETS	$5,692,646

SHARES OF BENEFICIAL INTEREST AT NO PAR VALUE (UNLIMITED SHARES AUTHORIZED)
Institutional Shares	587,755

NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE*
Institutional Shares (based on net assets of $5,692,646)	$9.69
*	Shares redeemed or exchanged within 90 days of purchase are charged a 1.50% redemption fee.

See Notes to Financial Statements.	3

NWS INTERNATIONAL PROPERTY FUND STATEMENT OF OPERATIONS SIX MONTHS ENDED AUGUST 31, 2017

INVESTMENT INCOME
Dividend income (Net of foreign withholding taxes of $10,976) .	$104,572
Interest income	876
Total Investment Income	105,448

EXPENSES
Investment adviser fees	20,194
Fund services fees	50,975
Custodian fees	5,200
Registration fees	5,125
Professional fees	13,829
Trustees' fees and expenses	1,170
Other expenses	13,704
Total Expenses	110,197
Fees waived and expenses reimbursed	(83,271)
Net Expenses	26,926

NET INVESTMENT INCOME	78,522

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
Investments	73,007
Foreign currency transactions	(9)
Net realized gain	72,998
Net change in unrealized appreciation (depreciation) on:
Investments	560,471
Deferred foreign capital gains taxes	(4,017)
Foreign currency translations	244
Net change in unrealized appreciation (depreciation)	556,698
NET REALIZED AND UNREALIZED GAIN	629,696
INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$708,218

See Notes to Financial Statements.	4

NWS INTERNATIONAL PROPERTY FUND STATEMENTS OF CHANGES IN NET ASSETS

For the Six Months Ended August 31, 2017	For the Year Ended February 28, 2017
OPERATIONS
Net investment income	$78,522	$82,168
Net realized gain (loss)	72,998	(193,324)
Net change in unrealized appreciation (depreciation)	556,698	507,855
Increase in Net Assets Resulting from Operations	708,218	396,699

DISTRIBUTIONS TO SHAREHOLDERS FROM
Net investment income:
Institutional Shares	-	(339,897)

CAPITAL SHARE TRANSACTIONS
Reinvestment of distributions:
Institutional Shares	-	336,010
Redemption of shares:
2	Institutional Shares	-	(318,151)
Increase in Net Assets from Capital Share Transactions	-	17,859
Increase in Net Assets	708,218	74,661

NET ASSETS
Beginning of Period	4,984,428	4,909,767
End of Period (Including line (a))	$5,692,646	$4,984,428

SHARE TRANSACTIONS
Reinvestment of distributions:
Institutional Shares	-	42,532
Redemption of shares:
Institutional Shares	-	(40,069)
Increase in Shares	-	2,463

(a)	Distributions in excess of net investment income	$(191,778)	$(270,300)

See Notes to Financial Statements.	5

NWS INTERNATIONAL PROPERTY FUND FINANCIAL HIGHLIGHTS

These financial highlights reflect selected data for a share outstanding throughout each period.
	For the Six Months Ended August 31, 2017		For the Year Ended February 28, 2017	March 31, 2015 (a) through February 29, 2016
INSTITUTIONAL SHARES
NET ASSET VALUE, Beginning of Period	$8.48		$8.39	$10.00
INVESTMENT OPERATIONS
Net investment income (b)	0.13		0.14	0.05
Net realized and unrealized gain (loss)	1.08		0.53	(1.23)
Total from Investment Operations	1.21		0.67	(1.18)
DISTRIBUTIONS TO SHAREHOLDERS FROM
Net investment income	—		(0.58)	(0.43)
NET ASSET VALUE, End of Period	$9.69		$8.48	$8.39
TOTAL RETURN	14.27	%(c)	8.50%	(12.09	)%(c)
RATIOS/SUPPLEMENTARY DATA
Net Assets at End of Period (000's omitted)	$5,693	$4,984		$4,910
Ratios to Average Net Assets:
Net investment income	2.92	%(d)	1.59%	0.55	%(d)
Net expenses	1.00	%(d)	1.00%	1.00	%(d)
Gross expenses (e)	4.09	%(d)	4.41%	8.26	%(d)
PORTFOLIO TURNOVER RATE	20	%(c)	30%	17	%(c)

(a)		Commencement of operations.
(b)		Calculated based on average shares outstanding during each period.
(c)		Not annualized.
(d)		Annualized.
(e)		Reflects the expense ratio excluding any waivers and/or reimbursements.

See Notes to Financial Statements.	6

NWS GLOBAL PROPERTY FUND SCHEDULE OF INVESTMENTS AUGUST 31, 2017

Shares	Security Description	Value
Common Stock - 97.4%
Australia - 5.1%
8,800	Stockland REIT	$30,990
9,400	Vicinity Centres REIT	19,578
		50,568
China – 3.3%
4,000	China Overseas Land & Investment, Ltd.	13,980
6,000	China Resources Land, Ltd.	18,746
		32,726
France - 4.1%
860	Carmila REIT	24,008
400	Klepierre SA REIT	16,119
		40,127
Germany - 3.2%
650	ADO Properties SA (a)	31,683
Hong Kong – 8.7%
4,000	Hysan Development Co., Ltd.	18,503
5,500	Kerry Properties, Ltd.	21,787
9,125	New World Development Co., Ltd.	12,476
2,000	Sun Hung Kai Properties, Ltd.	33,377
		86,143
Japan - 8.8%
900	Aeon Mall Co., Ltd.	16,177
800	Daiwa House Industry Co., Ltd.	27,995
2,000	Mitsui Fudosan Co., Ltd.	43,262
		87,434
Netherlands - 2.1%
80	Unibail-Rodamco SE REIT	20,338
Singapore - 1.7%
1,900	City Developments, Ltd.	16,408
Spain - 2.1%
1,540	Merlin Properties Socimi SA REIT	21,220
Sweden - 1.6%
810	Fabege AB	16,249
United Kingdom - 4.4%
1,194	Great Portland Estates PLC REIT	9,349
740	Land Securities Group PLC REIT	9,665
1,970	Segro PLC REIT	13,705
1,150	The UNITE Group PLC REIT (b)	10,305
		43,024
United States - 52.3%
120	AvalonBay Communities, Inc. REIT (b)	22,528
1,100	CareTrust REIT, Inc.	21,219
2,460	Cousins Properties, Inc. REIT	23,001
460	DCT Industrial Trust, Inc. REIT	26,841
860	Douglas Emmett, Inc. REIT	33,506
Shares	Security Description	Value
330	Equity LifeStyle Properties, Inc. REIT	$29,419
220	Extra Space Storage, Inc. REIT	17,079
160	Federal Realty Investment Trust REIT	20,309
520	Healthcare Realty Trust, Inc. REIT	17,306
400	Highwoods Properties, Inc. REIT	20,892
180	Life Storage, Inc. REIT	13,246
220	Mid-America Apartment Communities, Inc. REIT	23,421
350	National Health Investors, Inc. REIT	28,063
870	NexPoint Residential Trust, Inc. REIT	20,271
2,160	Paramount Group, Inc. REIT	34,085
325	Regency Centers Corp. REIT	20,904
110	Simon Property Group, Inc. REIT	17,253
1,280	Summit Hotel Properties, Inc. REIT	18,995
300	Sun Communities, Inc. REIT	27,093
1,330	Sunstone Hotel Investors, Inc. REIT	21,014
600	Tanger Factory Outlet Centers, Inc. REIT	14,040
790	Terreno Realty Corp. REIT	28,637
340	The Macerich Co. REIT	17,942
		517,064
Total Common Stock (Cost $901,483)		962,984
Total Investments - 97.4% (Cost $901,483)*		$962,984
Other Assets & Liabilities, Net – 2.6%		25,628
Net Assets – 100.0%		$988,612

PLC	Public Limited Company
REIT	Real Estate Investment Trust
(a)	Security exempt from registration under Rule 144A under the Securities Act of 1933. At the period end, the value of these securities amounted to $31,683 or 3.2% of net assets.
(b)	Non-income producing security.

*  Cost for federal income tax purposes is substantially the same as for financial statement purposes and net unrealized appreciation consists of:
Gross Unrealized Appreciation	$89,010
Gross Unrealized Depreciation	(27,509)
Net Unrealized Appreciation	$61,501

The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in Note 2 of the accompanying Notes to Financial Statements.
The following is a summary of the inputs used to value the Fund's investments as of August 31, 2017.

See Notes to Financial Statements.	7

NWS GLOBAL PROPERTY FUND SCHEDULE OF INVESTMENTS AUGUST 31, 2017

Valuation Inputs	Investments in Securities
Level 1 - Quoted Prices	$962,984
Level 2 - Other Significant Observable Inputs	-
Level 3 - Significant Unobservable Inputs	-
Total	$962,984

The Level 1 value displayed in this table is Common Stock. Refer to this Schedule of Investments for a further breakout of each security by country.
The Fund utilizes the end of period methodology when determining transfers. There were no transfers among Level 1, Level 2 and Level 3 for the period ended August 31, 2017.

PORTFOLIO HOLDINGS
% of Net Assets
Australia	5.1%
China	3.3%
France	4.1%
Germany	3.2%
Hong Kong	8.7%
Japan	8.8%
Netherlands	2.1%
Singapore	1.7%
Spain	2.1%
Sweden	1.6%
United Kingdom	4.4%
United States	52.3%
Other Assets & Liabilities, Net	2.6%
100.0%

See Notes to Financial Statements.	8

NWS GLOBAL PROPERTY FUND STATEMENT OF ASSETS AND LIABILITIES AUGUST 31, 2017

ASSETS
. Total investments, at value (Cost $901,483)	$962,984
Cash	22,705
Receivables:
Dividends and interest	1,459
From investment adviser	17,246
Prepaid expenses	1,229
Deferred offering costs	6,741
Total Assets	1,012,364

LIABILITIES
Accrued Liabilities:
Trustees' fees and expenses	64
Fund services fees	8,200
Other expenses	15,488
Total Liabilities	23,752

NET ASSETS	$988,612

COMPONENTS OF NET ASSETS
Paid-in capital	$920,526
Undistributed net investment income	9,157
Accumulated net realized loss	(2,588)
Net unrealized appreciation	61,517
NET ASSETS	$988,612

SHARES OF BENEFICIAL INTEREST AT NO PAR VALUE (UNLIMITED SHARES AUTHORIZED)
Institutional Shares	90,538

NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE*
Institutional Shares (based on net assets of $988,612)	$10.92
*	Shares redeemed or exchanged within 90 days of purchase are charged a 1.50% redemption fee.

See Notes to Financial Statements.	9

NWS GLOBAL PROPERTY FUND STATEMENT OF OPERATIONS SIX MONTHS ENDED AUGUST 31, 2017

INVESTMENT INCOME
Dividend income (Net of foreign withholding taxes of $832) .	$12,885
Interest income	118
Total Investment Income	13,003

EXPENSES
Investment adviser fees	3,150
Fund services fees	44,619
Custodian fees	4,995
Registration fees	2,755
Professional fees	11,244
Trustees' fees and expenses	1,100
Offering costs	15,695
Other expenses	11,948
Total Expenses	95,506
Fees waived and expenses reimbursed	(91,305)
Net Expenses	4,201

NET INVESTMENT INCOME	8,802

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
Investments	(4,002)
Foreign currency transactions	105
Net realized loss	(3,897)
Net change in unrealized appreciation (depreciation) on:
Investments	34,057
Foreign currency translations	5
Net change in unrealized appreciation (depreciation)	34,062
NET REALIZED AND UNREALIZED GAIN	30,165
INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$38,967

See Notes to Financial Statements.	10

NWS GLOBAL PROPERTY FUND STATEMENTS OF CHANGES IN NET ASSETS

	For the Six Months Ended August 31, 2017	December 16, 2016* through February 28, 2017
OPERATIONS
Net investment income	$8,802	$2,885
Net realized gain (loss)	(3,897)	1,333
Net change in unrealized appreciation (depreciation)	34,062	27,455
Increase in Net Assets Resulting from Operations	38,967	31,673

DISTRIBUTIONS TO SHAREHOLDERS FROM
Net investment income:
Institutional Shares	-	(2,554)

CAPITAL SHARE TRANSACTIONS
Sale of shares:
Institutional Shares	200,000	718,161
Reinvestment of distributions:
Institutional Shares	-	2,365
Increase in Net Assets from Capital Share Transactions	200,000	720,526
Increase in Net Assets	238,967	749,645

NET ASSETS
Beginning of Period	749,645	-
End of Period (Including line (a))	$988,612	$749,645

SHARE TRANSACTIONS
Sale of shares:
Institutional Shares	18,484	71,816
Reinvestment of distributions:
Institutional Shares	-	238
Increase in Shares	18,484	72,054

(a) Undistributed net investment income	$9,157	$355
* Commencement of operations.

See Notes to Financial Statements.	11

NWS GLOBAL PROPERTY FUND FINANCIAL HIGHLIGHTS

These financial highlights reflect selected data for a share outstanding throughout each period.
	For the Six Months Ended August 31, 2017		December 16, 2016 (a) through February 28, 2017
INSTITUTIONAL SHARES
NET ASSET VALUE, Beginning of Period	$10.40		$10.00
INVESTMENT OPERATIONS
Net investment income (b)	0.11		0.04
Net realized and unrealized gain	0.41		0.40
Total from Investment Operations	0.52		0.44
DISTRIBUTIONS TO SHAREHOLDERS FROM
Net investment income	—		(0.04)
NET ASSET VALUE, End of Period	$10.92		$10.40
TOTAL RETURN	5.00	%(c)	4.37	%(c)
RATIOS/SUPPLEMENTARY DATA
Net Assets at End of Period (000's omitted)	$989		$750
Ratios to Average Net Assets:
Net investment income	2.10	%(d)	1.98	%(d)
Net expenses	1.00	%(d)	1.00	%(d)
Gross expenses (e)	22.74	%(d)	33.40	%(d)
PORTFOLIO TURNOVER RATE	11	%(c)	17	%(c)

(a)		Commencement of operations.
(b)		Calculated based on average shares outstanding during each period.
(c)		Not annualized.
(d)		Annualized.
(e)		Reflects the expense ratio excluding any waivers and/or reimbursements.

See Notes to Financial Statements.	12

NWS FUNDS NOTES TO FINANCIAL STATEMENTS AUGUST 31, 2017

Note 1. Organization
NWS International Property Fund and NWS Global Property Fund (individually, a "Fund" and collectively, the "Funds") are non-diversified portfolios of Forum Funds II (the "Trust"). The Trust is a Delaware statutory trust that is registered as an open-end, management investment company under the Investment Company Act of 1940, as amended (the "Act"). Under its Trust Instrument, the Trust is authorized to issue an unlimited number of each Fund's shares of beneficial interest without par value. The NWS International Property Fund and NWS Global Property Fund commenced operations on March 31, 2015, and December 16, 2016, respectively. Each Fund currently offers one class of shares: Institutional Shares. Each Fund seeks to generate maximum total return through current income and capital appreciation by investing in real estate-related and equity-linked securities internationally.
Note 2. Summary of Significant Accounting Policies
The Funds are investment companies and follow accounting and reporting guidance under Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC") Topic 946, "Financial Services-Investment Companies". These financial statements are prepared in accordance with accounting principles generally accepted in the United States of America ("GAAP"), which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent liabilities at the date of the financial statements, and the reported amounts of increases and decreases in net assets from operations during the fiscal period. Actual amounts could differ from those estimates. The following summarizes the significant accounting policies of each Fund:
Security Valuation – Securities are valued at market prices using the last quoted trade or official closing price from the principal exchange where the security is traded, as provided by independent pricing services on each Fund business day. In the absence of a last trade, securities are valued at the mean of the last bid and ask price provided by the pricing service. Shares of non-exchange traded open-end mutual funds are valued at net asset value ("NAV"). Short-term investments that mature in 60 days or less may be valued at amortized cost.
Each Fund values its investments at fair value pursuant to procedures adopted by the Trust's Board of Trustees (the "Board") if (1) market quotations are not readily available or (2) the Adviser, as defined in Note 4, believes that the values available are unreliable. The Trust's Valuation Committee, as defined in each Fund's registration statement, performs certain functions as they relate to the administration and oversight of each Fund's valuation procedures. Under these procedures, the Valuation Committee convenes on a regular and ad hoc basis to review such investments and considers a number of factors, including valuation methodologies and significant unobservable inputs, when arriving at fair value.
The Valuation Committee may work with the Adviser to provide valuation inputs. In determining fair valuations, inputs may include market-based analytics that may consider related or comparable assets or liabilities, recent transactions, market multiples, book values and other relevant investment information. Adviser inputs may include an income-based approach in which the anticipated future cash flows of the investment are discounted in determining fair value. Discounts may also be applied based on the nature or duration of any restrictions on the disposition of the investments. The Valuation Committee performs regular reviews of valuation methodologies, key inputs and assumptions, disposition analysis and market activity.
Fair valuation is based on subjective factors and, as a result, the fair value price of an investment may differ from the security's market price and may not be the price at which the asset may be sold. Fair valuation could result in a different NAV than a NAV determined by using market quotes.
GAAP has a three-tier fair value hierarchy. The basis of the tiers is dependent upon the various "inputs" used to determine the value of each Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1 — quoted prices in active markets for identical assets and liabilities
Level 2 — other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 — significant unobservable inputs (including each Fund's own assumptions in determining the fair value of investments)
The aggregate value by input level, as of August 31, 2017, for each Fund's investments is included at the end of each Fund's Schedule of Investments.
13

NWS FUNDS NOTES TO FINANCIAL STATEMENTS AUGUST 31, 2017

Security Transactions, Investment Income and Realized Gain and Loss – Investment transactions are accounted for on the trade date. Dividend income is recorded on the ex-dividend date. Foreign dividend income is recorded on the ex-dividend date or as soon as possible after determining the existence of a dividend declaration after exercising reasonable due diligence. Income and capital gains on some foreign securities may be subject to foreign withholding taxes, which are accrued as applicable. Interest income is recorded on an accrual basis. Premium is amortized and discount is accreted using the effective interest method. Identified cost of investments sold is used to determine the gain and loss for both financial statement and federal income tax purposes.
Foreign Currency Translations – Foreign currency amounts are translated into U.S. dollars as follows: (1) assets and liabilities at the rate of exchange at the end of the respective period; and (2) purchases and sales of securities and income and expenses at the rate of exchange prevailing on the dates of such transactions. The portion of the results of operations arising from changes in the exchange rates and the portion due to fluctuations arising from changes in the market prices of securities are not isolated. Such fluctuations are included with the net realized and unrealized gain or loss on investments.
Foreign Currency Transactions – Each Fund may enter into transactions to purchase or sell foreign currency contracts and options on foreign currency. Forward currency contracts are agreements to exchange one currency for another at a future date and at a specified price. A fund may use forward currency contracts to facilitate transactions in foreign securities, to manage a fund's foreign currency exposure and to protect the U.S. dollar value of its underlying portfolio securities against the effect of possible adverse movements in foreign exchange rates. These contracts are intrinsically valued daily based on forward rates, and a fund's net equity therein, representing unrealized gain or loss on the contracts as measured by the difference between the forward foreign exchange rates at the dates of entry into the contracts and the forward rates at the reporting date, is recorded as a component of NAV. These instruments involve market risk, credit risk, or both kinds of risks, in excess of the amount recognized in the Statements of Assets and Liabilities. Risks arise from the possible inability of counterparties to meet the terms of their contracts and from movement in currency and securities values and interest rates. Due to the risks associated with these transactions, a fund could incur losses up to the entire contract amount, which may exceed the net unrealized value included in its NAV.
Distributions to Shareholders – Each Fund declares any dividends from net investment income and pays them annually. Any net capital gains and net foreign currency gains realized by the Funds are distributed at least annually. Distributions to shareholders are recorded on the ex-dividend date. Distributions are based on amounts calculated in accordance with applicable federal income tax regulations, which may differ from GAAP. These differences are due primarily to differing treatments of income and gain on various investment securities held by each Fund, timing differences and differing characterizations of distributions made by each Fund.
Federal Taxes – Each Fund intends to continue to qualify each year as a regulated investment company under Subchapter M of Chapter 1, Subtitle A, of the Internal Revenue Code of 1986, as amended ("Code"), and to distribute all of their taxable income to shareholders. In addition, by distributing in each calendar year substantially all of their net investment income and capital gains, if any, the Funds will not be subject to a federal excise tax. Therefore, no federal income or excise tax provision is required. Each Fund files a U.S. federal income and excise tax return as required. Each Fund's federal income tax returns are subject to examination by the Internal Revenue Service for a period of three fiscal years after they are filed. As of August 31, 2017, there are no uncertain tax positions that would require financial statement recognition, de-recognition or disclosure.
REITs – Each Fund has made certain investments in real estate investment trusts ("REITs") which pay dividends to their shareholders based upon funds available from operations. It is quite common for these dividends to exceed the REIT's taxable earnings and profits resulting in the excess portion of such dividends being designated as a return of capital. Each Fund may include the gross dividends from such REITs in income or may utilize estimates of any potential REIT dividend reclassifications in each Fund's annual distributions to shareholders and, accordingly, a portion of each Fund's distributions may be designated as a return of capital, require reclassification, or be under distributed on an excise basis and subject to excise tax.
Income and Expense Allocation – The Trust accounts separately for the assets, liabilities and operations of each of its investment portfolios. Expenses that are directly attributable to more than one investment portfolio are allocated among the respective investment portfolios in an equitable manner.
Offering Costs – Offering costs for the NWS Global Property Fund of $29,915 consisted of fees related to the mailing and printing of the initial prospectus, certain startup legal costs, and initial registration filings. Such costs are amortized over a twelve-month period beginning with the commencement of operations of the NWS Global Property Fund.
Redemption Fees – A shareholder who redeems or exchanges shares within 90 days of purchase will incur a redemption fee of 1.50% of the current NAV of shares redeemed or exchanged, subject to certain limitations. The fee is charged for the benefit of the

14

NWS FUNDS NOTES TO FINANCIAL STATEMENTS AUGUST 31, 2017

remaining shareholders and will be paid to each Fund to help offset transaction costs. The fee is accounted for as an addition to paid-in capital. Each Fund reserves the right to modify the terms of or terminate the fee at any time. There are limited exceptions to the imposition of the redemption fee. Redemption fees incurred for the Funds, if any, are reflected on the Statements of Changes in Net Assets.
Commitments and Contingencies – In the normal course of business, each Fund enters into contracts that provide general indemnifications by each Fund to the counterparty to the contract. Each Fund's maximum exposure under these arrangements is dependent on future claims that may be made against each Fund and, therefore, cannot be estimated; however, based on experience, the risk of loss from such claims is considered remote.
Note 3. Cash – Concentration in Uninsured Account
For cash management purposes, each Fund may concentrate cash with each Fund's custodian. This typically results in cash balances exceeding the Federal Deposit Insurance Corporation ("FDIC") insurance limits. As of August 31, 2017, the NWS International Property Fund had $154,900 at MUFG Union Bank, N.A. that exceeded the FDIC insurance limit.
Note 4. Fees and Expenses
Investment Adviser – Northwood Securities LLC (the "Adviser") is the investment adviser to each Fund. Pursuant to an investment advisory agreement, the Adviser receives an advisory fee, payable monthly, from each Fund at an annual rate of 0.75% of each Fund's average daily net assets.
Distribution – Foreside Fund Services, LLC serves as each Fund's distributor (the "Distributor"). The Funds do not have a distribution (12b-1) plan; accordingly, the Distributor does not receive compensation from the Funds for its distribution services. The Adviser compensates the Distributor directly for its services. The Distributor is not affiliated with the Adviser or Atlantic Fund Administration, LLC (d/b/a Atlantic Fund Services) ("Atlantic") or their affiliates.
Other Service Providers – Atlantic provides fund accounting, fund administration, compliance and transfer agency services to each Fund. The fees related to these services are included in Fund services fees within the Statements of Operations. Atlantic also provides certain shareholder report production and EDGAR conversion and filing services. Pursuant to an Atlantic services agreement, each Fund pays Atlantic customary fees for its services. Atlantic provides a Principal Executive Officer, a Principal Financial Officer, a Chief Compliance Officer and an Anti-Money Laundering Officer to each Fund, as well as certain additional compliance support functions.
Trustees and Officers – The Trust pays each Independent Trustee an annual fee of $16,000 ($21,000 for the Chairman) for service to the Trust. The Independent Trustees and Chairman may receive additional fees for special Board meetings. The Independent Trustees are also reimbursed for all reasonable out-of-pocket expenses incurred in connection with their duties as Trustees, including travel and related expenses incurred in attending Board meetings. The amount of Independent Trustees' fees attributable to each Fund is disclosed in the Statements of Operations. Certain officers of the Trust are also officers or employees of the above named service providers, and during their terms of office received no compensation from each Fund.
Note 5. Expense Reimbursement and Fees Waived
The Adviser has contractually agreed to waive its fee and/or reimburse each Fund expenses to limit total annual fund operating expenses (excluding all taxes, interest, portfolio transaction expenses, acquired fund fees and expenses, proxy expenses and extraordinary expenses) to 1.00% through at least June 30, 2018, of the NWS International Property Fund and NWS Global Property Fund. Other fund service providers have voluntarily agreed to waive and reimburse a portion of their fees. These voluntary fee waivers and reimbursements may be reduced or eliminated at any time. For the period ended August 31, 2017, fees waived and/or reimbursed expenses were as follows:
	Investment Adviser Fees Waived	Investment Adviser Expenses Reimbursed	Other Waivers	Total Fees Waived and Expenses Reimbursed
NWS International Property Fund	$20,194	$56,890	$6,187	$83,271
NWS Global Property Fund	$3,150	$81,790	$6,365	$91,305

The Funds may repay the Adviser for fees waived and expenses reimbursed pursuant to the expense cap if such payment (1) is made within three years of the fee waiver or expense reimbursement (2) is approved by the Board and (3) does not cause the net annual operating expenses of each Fund to exceed the lesser of (i) the current expense cap, or (ii) the expense cap in place at the time the

15

NWS FUNDS NOTES TO FINANCIAL STATEMENTS AUGUST 31, 2017

fees/expenses were waived or reimbursed. As of August 31, 2017, $427,872 and $129,742 are subject to recoupment by the Adviser for the NWS International Property Fund and NWS Global Property Fund, respectively.
Note 6. Security Transactions
The cost of purchases and proceeds from sales of investment securities (including maturities), other than short-term investments during the period ended August 31, 2017, were as follows:

	Purchases	Sales
NWS International Property Fund	$993,193	$971,563
NWS Global Property Fund	$322,322	$85,985

Note 7. Federal Income Tax
As of February 28, 2017, distributable earnings (accumulated loss) on a tax basis were as follows:
	Undistributed Ordinary Income	Undistributed Long-Term Gain	Capital and Other Losses	Unrealized Appreciation (Depreciation)	Total
NWS International Property Fund	$49,824	$-	$(291,570)	$(285,256)	$(527,002)
NWS Global Property Fund	$14,385	$176	$-	$14,558	$29,119

The difference between components of distributable earnings on a tax basis and the amounts reflected in the Statements of Assets and Liabilities are primarily due to currency gain/loss, investments in passive foreign investment companies ("PFIC"), REITs and wash sales.
As of February 28, 2017, the NWS International Property Fund had $87,216 of available short-term capital loss carryforwards and $147,166 of available long-term capital loss carryforwards that have no expiration date.
For tax purposes, the prior year post-October loss was $57,188 for NWS International Property Fund (realized during the period November 1, 2016 through February 28, 2017). This loss was recognized for tax purposes on the first business day of the Fund's current fiscal year, March 1, 2017.
Note 8. Recent Accounting Pronouncements
In October 2016, the U.S. Securities and Exchange Commission ("SEC") issued a new rule, Investment Company Reporting Modernization, which, among other provisions, amends Regulation S-X to require standardized enhanced disclosures, particularly related to derivatives, in investment company financial statements. The compliance date for the amendments to Regulation S-X is for reporting periods ending after August 1, 2017. Management has reviewed the requirements and believes the adoption of the amendments to Regulation S-X will not have a material impact on the Funds' financial statements and related disclosures.
Note 9. Subsequent Events
Subsequent events occurring after the date of this report through the date these financial statements were issued have been evaluated for potential impact, and each Fund has had no such events.

16

NWS FUNDS ADDITIONAL INFORMATION AUGUST 31, 2017

Proxy Voting Information
A description of the policies and procedures that each Fund uses to determine how to vote proxies relating to securities held in each Fund's portfolio is available, without charge and upon request, by calling (844) 218-5182 and on the U.S. Securities and Exchange Commission's (the "SEC") website at www.sec.gov. Each Fund's proxy voting record for the most recent twelve-month period ended June 30 is available, without charge and upon request, by calling (844) 218-5182 and on the SEC's website at www.sec.gov.
Availability of Quarterly Portfolio Schedules
Each Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. These filings are available, without charge and upon request on the SEC's website at www.sec.gov or may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling (800) SEC-0330.
Shareholder Expense Example
As a shareholder of the Funds, you incur two types of costs: (1) transaction costs, including redemption fees, and (2) ongoing costs, including management fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds, and to compare these costs with the ongoing costs of investing in other mutual funds.
The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from March 1, 2017, through August 31, 2017.
Actual Expenses – The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during the period.
Hypothetical Example for Comparison Purposes – The second line of the table below provides information about hypothetical account values and hypothetical expenses based on each Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not each Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in each Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as redemption fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.
	Beginning	Ending	Expenses	Annualized
	Account Value	Account Value	Paid During	Expense
	March 1, 2017	August 31, 2017	Period*	Ratio*
NWS International Property Fund
Institutional Shares
Actual	$1,000.00	$1,142.69	$5.40	1.00%
Hypothetical (5% return before expenses)	$1,000.00	$1,020.16	$5.09	1.00%
NWS Global Property Fund
Institutional Shares
Actual	$1,000.00	$1,050.00	$5.17	1.00%
Hypothetical (5% return before expenses)	$1,000.00	$1,020.16	$5.09	1.00%

*
Expenses are equal to each Fund's annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (184) divided by 365 to reflect the half-year period.

17

ITEM 2. CODE OF ETHICS.
Not applicable.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.
Not applicable.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.
Not applicable.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.
Not applicable

ITEM 6. INVESTMENTS.
(a)	Included as part of report to shareholders under Item 1.
(b)	Not applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END
MANAGEMENT INVESTMENT COMPANIES.
Not applicable.

ITEM 8.  PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.
Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS
The Registrant does not accept nominees to the board of trustees from shareholders.

ITEM 11. CONTROLS AND PROCEDURES
(a) The Registrant's Principal Executive Officer and Principal Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the "Act")) are effective, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as of a date within 90 days of the filing date of this report.
 (b) There were no changes in the Registrant's internal control over financial reporting (as defined in
Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

ITEM 12. EXHIBITS.

(a)(1)  Not applicable.

(a)(2) Certifications pursuant to Rule 30a-2(a) of the Act, and Section 302 of the Sarbanes-Oxley Act of 2002. (Exhibits filed herewith)

(a)(3)  Not applicable.

(b)      Certifications pursuant to Rule 30a-2(b) of the Act, and Section 906 of the Sarbanes-Oxley Act of 2002. (Exhibit filed herewith)

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant Forum Funds II

By	/s/ Jessica Chase
Jessica Chase, Principal Executive Officer

Date	October 11, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By	/s/ Jessica Chase
Jessica Chase, Principal Executive Officer

Date	October 11, 2017

By	/s/ Karen Shaw
Karen Shaw, Principal Financial Officer

Date	October 11, 2017